Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	4	Payment Date	October 17, 2011
Collection Period	September, 2011

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,166,532,746.04	$1,133,349,399.20	0.8977040
Total Note Balance	1,051,029,000.00	955,063,877.98	921,880,531.14	0.8771219

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	992,938,814.02	959,755,467.18	0.8813959
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	122.14%	122.94%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	117.48%	118.09%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balnnce	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$150,034,877.98	$116,851,531.14	0.4750062
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$955,063,877.98	$921,880,531.14	0.8771219

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$33,183,346.84	$134.89	$34,756.08	$0.14	$33,218,102.92	$135.03
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$33,183,346.84	$134.89	$681,271.00	$0.65	$33,864,617.84	$32.22

II. POOL INFORMATION

2011-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,317,322,034.19	$1,166,532,746.04	$773,672,209.61
Change	(38,451,269.49)	(33,183,346.84)	(13,895,429.65)

End of Period	$1,278,870,764.70	$1,133,349,399.20	$759,776,779.96

Residual Portion of Securitization Value as % of Securitization Value at end of period	67.04%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	3,395	51,032	1,224	49,808

	Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months	21.6	20.9

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	4	Payment Date	October 17, 2011
Collection Period	September, 2011

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	271	$6,016,676.12	0.53%
61 - 90 Days Delinquent	15	358,928.76	0.03%
91- 120 Days Delinquent	3	74,159.07	0.01%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	289	$6,449,763.95	0.57%

	Current Period	Cumulative
Prepayment Speed	0.38%	0.44%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$19,592,078.52
plus: Payoffs	10,506,563.72
plus: Other (including extension fees, excess charges, etc.)	179,022.43
minus: Payaheads	(717,320.77)
plus: Payahead Draws	681,884.96
plus: Advances	937,211.16
minus: Advance Reimbursement Amounts	(771,236.96)
plus: Administrative Removal Amounts	1,089,635.70
plus: Net Auction Proceeds	10,217,533.62
plus: Recoveries	149,368.34

Total Collections	$41,864,740.72
Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$73,427,187.42

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$972,110.62	$972,110.62	$72,455,076.80	$0.00
2011-A Exchange Note Interest Payment	1,703,441.70	1,703,441.70	70,751,635.10	0.00
2011-A Exchange Note Principal Payment	33,183,346.84	33,183,346.84	37,568,288.26	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	37,568,288.26	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	6,005,841.56	0.00
Shared Amounts	0.00	0.00	6,005,841.56	0.00
Remaining Funds Released to Borrowers	6,005,841.56	6,005,841.56	0.00	0.00

Total	$73,427,187.42	$73,427,187.42	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	4	Payment Date	October 17, 2011
Collection Period	September, 2011

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,703,441.70
2011-A Exchange Note Principal Payment	33,183,346.84
Shortfall Payment (to cover Notes)	0.00

Total	$34,886,788.54

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$34,886,788.54	$0.00
Administration Fee	7,958.87	7,958.87	34,878,829.67	0.00
Class A-1 Interest	34,756.08	34,756.08	34,844,073.59	0.00
Class A-2 Interest	240,500.00	240,500.00	34,603,573.59	0.00
Class A-3 Interest	261,791.67	261,791.67	34,341,781.92	0.00
Class A-4 Interest	73,522.45	73,522.45	34,268,259.47	0.00

Total Class A Interest	610,570.20	610,570.20		0.00
First Priority Principal Payment	0.00	0.00	34,268,259.47
Class B Interest	70,700.80	70,700.80	34,197,558.67	0.00
Second Priority Principal Payment	0.00	0.00	34,197,558.67
Regular Principal Payment	33,183,346.84	33,183,346.84	1,014,211.83	0.00
Reserve Account Deposit	0.00	0.00	1,014,211.83	0.00
Additional Trustee Fees and Expenses	0.00	0.00	1,014,211.83	0.00
Remaining Funds to Holder of Residual Interest	1,014,211.83	1,014,211.83	0.00	0.00

Total	$34,886,788.54	$34,886,788.54	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,543,905.44
plus: Additional Advances	937,211.16
minus: Advance Reimbursement Amounts	(771,236.96)

End of Period Advance Balance	$2,709,879.64

Payaheads
Beginning of Period Payahead Balance	$1,969,071.77
plus: Additional Payaheads	717,320.77
minus: Payahead Draws	(681,884.96)

End of Period Payahead Balance	$2,004,507.58

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	4	Payment Date	October 17, 2011
Collection Period	September, 2011

VII. LEASE TERMINATIONS

	Number of Leases			Securitization Value
	Current Period	Cumulative		Current Period	Cumulative
Retained Vehicles
Early Terminations	280	1,092		$5,667,495.33	$21,601,286.15
Standard Terminations	279	1,457		3,870,732.35	19,393,461.11

Total Retained	559	2,549		$9,538,227.68	$40,994,747.26
Returned Vehicles
Early Terminations	64	192		$1,166,295.46	$3,217,533.72
Standard Terminations	513	1,572		7,098,921.73	21,779,394.68

Total Returned	577	1,764		$8,265,217.19	$24,996,928.40
Charged Off Leases / Repossessed Vehicles	16	31		$318,060.14	$672,514.59
Removals by Servicer and Other	72	275		1,089,014.65	4,144,140.61

Total Terminations	1,224	4,619		$19,210,519.66	$70,808,330.86
Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1037	3606	*	Current Period	Cumulative
Return Rate (Returned / Total Terminations)				47.14%	38.19%
Early Termination Rate (Early Terminations / Total Terminations)				28.10%	27.80%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

*	Includes restatement of prior periods

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$10,697,141.44
plus: Payahead draws			92,889.65
minus: Unreimbursed Advances			(43,337.61)
minus: Securitzation Value of Retained Vehicles			(9,538,227.68)

Total	559	2,549	$1,208,465.80	$4,973,911.29
Gain (Loss) Per Retained Vehicle			$2,161.84	$1,951.32

Gain (Loss) on Returned Vehicles
Customer Payments			$353,826.31
plus: Net Auction Proceeds			$9,813,350.24
plus: Payahead Draws			62,432.95
minus: Unreimbursed Advances			(37,639.30)
minus: Securitization Value of Returned Vehicles			(8,265,217.19)

Total	577	1,764	$1,926,753.01	$6,729,484.20
Gain (Loss) Per Returned Vehicle			$3,339.26	$3,814.90
Credit Gain (Loss) Charged Off / Repossessed Vehicles	16	31	$(27,273.50)	$(31,206.54)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(1,704.59)	$(1,006.66)
Gain (Loss) on Removals by Servicer and Other	72	275

Note: There is no Gain or Loss on Removals by Servicer
Recoveries from Leases Closed in Prior Periods			$51,801.18	$139,593.85

Total Gain (Loss)	1,224	4,619	$3,159,746.49	$11,811,782.80
Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$9,813,350.24
plus: Excess Wear and Use and Excess Mileage Assessed			246,923.57
minus: Residual Portion of Securitization Value			(7,997,633.74)

Total	577	1,764	$2,062,640.07	$7,200,146.05
Residual Gain (Loss) Per Returned Vehicle			$3,574.77	$4,081.72

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	4	Payment Date	October 17, 2011
Collection Period	September, 2011

SERVICER CERTIFICATION

  THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS

/s/ Daniel J Gardetto	Daniel J Gardetto, Assistant Treasurer